Rule 497(e)
                                                           File Number: 033-3446

                                   LIFE inVEST

                                   Offered by

                     Charter National Life Insurance Company
                                   through the
                        Charter National Variable Account

                       Supplement Dated December 21, 1999
                                     to the
                          Prospectus Dated May 1, 1990


The Customer Service address and telephone number should be deleted and replaced with the new Customer Service center information on the first page of your Prospectus as follows:

     Effectively immediately, the new Customer Service address and telephone number are as follows:

         New mailing address:       P.O. Box 80469
                                    Lincoln, NE 68501-0469

         Overnight address:         206 S. 13th Street, Suite 100
                                    Lincoln, NE 68508

         Fax number:                (402) 328-6106

         Telephone number:          (800) 325-8405








                                      * * *

                This Supplement must be read in conjunction with
                               the Prospectus for
             the Charter National Variable Account dated May 1, 1990